Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Assets	$ 3,371,637,567	$ 3,268,713,477
Liabilities	2,762,760,009	2,675,628,185
Shareholders’ Equity	608,877,558	593,085,292	$ 536,104,961	$ 467,674,054
Net Income for the Year	48,639,409	$ 60,569,787	$ 75,011,888
Play Digital SA
Disclosure of subsidiaries [line items]
Assets	4,321,080
Liabilities	446,741
Shareholders’ Equity	3,874,339
Net Income for the Year	$ (2,875,476)